Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory [Abstract]
Inventory

4. Inventories

A summary of our inventories is as follows (in thousands):

	September 30,	December 31,
	2014	2013
Homes under construction	$180,539	$89,202
Land and land development	272,038	92,050
Capitalized interest	8,989	2,820
Total	$461,566	$184,072

4. Inventory

Inventory included the following (in thousands):

	As of December 31,
	2013	2012
Vertical costs of homes under construction	$49,946	$27,603
Land and land development	131,306	46,459
Capitalized interest	2,820	3,243
	$184,072	$77,305